INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax (benefit) provision

A summary of our income tax (benefit) provision and related effective tax rates follows:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Income tax (benefit) provision:
Current	$615	$499	$1,302	$1,007
Deferred	(2,458)	2,504	(59,468)	$5,050

Total	$(1,843)	$3,003	$(58,166)	$6,057

Effective tax rate	(8.9)%	19.2%	(129.3)%	19.2%

Income tax provision consists of the following components:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Federal income tax provision
Current	$870	$—	$—
Deferred	6,517	7,333	5,163

Net federal income tax provision	7,387	7,333	5,163
State income tax provision
Current	591	331	574
Deferred	941	725	619

Net state income tax provision	1,532	1,056	1,193

Income tax provision	$8,919	$8,389	$6,356

Schedule of reconciliations to the reported income tax provision

The following are reconciliations to the reported income tax provision:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Amount	Percent of Pre-tax Income	Amount	Percent of Pre-tax Income	Amount	Percent of Pre-tax Income
Income tax provision (benefit) computed at statutory rate	$16,109	35.0%	$(10,344)	35.0%	$(17,823)	35.0%
Permanent book/tax difference:
Stock-based compensation	5,501	12.0%	67	(0.2)%	486	(1.0)%
Other permanent differences	199	0.4%	205	(0.7)%	272	(0.5)%
State and local income tax	2,814	6.1%	(12,021)	40.7%	(2,908)	5.7%
Change in valuation allowance	(15,812)	(34.4)%	30,545	(103.4)%	26,251	(51.8)%
Other	108	0.2%	(63)	0.2%	78	(0.1)%

Income tax provision	$8,919	19.4%	$8,389	(28.4)%	$6,356	(12.5)%

Schedule of deferred income tax assets and liabilities

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred income tax assets and liabilities as of January 2, 2016 follows:

	Assets	Liabilities	Total
Inventory cost capitalization and reserves	$4,789	$—	$4,789
Other reserves and accruals	4,209	(940)	3.269
Basis difference in property, plant and equipment	—	(16,794)	(16,794)
Amortization of intangible assets	—	(23,261)	(23,261)
Federal net operating loss carryforwards	76,678	—	76,678
State net operating loss carryforwards	11,153	—	11,153
Alternative minimum tax carryforward	1,502	—	1,502
State income tax credit	10,100	—	10,100
Other	307	(803)	(496)

Total deferred assets and liabilities	108,738	(41,798)	66,940
Valuation allowance	(109,690)	—	(109,690)

Net deferred tax assets and liabilities	$(952)	$(41,798)	$(42,750)

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred income tax assets and liabilities as of January 3, 2015 follows:

	Assets	Liabilities	Total
Inventory cost capitalization and reserves	$5,380	$—	$5,380
Other reserves and accruals	3,920	(1,109)	2,811
Basis difference in property, plant and equipment	—	(14,205)	(14,205)
Amortization of intangible assets	—	(17,620)	(17,620)
Federal net operating loss carryforwards	88,873	—	88,873
State net operating loss carryforwards	13,521	—	13,521
Alternative minimum tax carryforward	632	—	632
State income tax credit	10,100	—	10,100
Other	1,850	(242)	1,608

Total deferred assets and liabilities	124,276	(33,176)	91,100
Valuation allowance	(126,392)	—	(126,392)

Net deferred tax assets and liabilities	$(2,116)	$(33,176)	$(35,292)

Schedule of net operating loss ("NOL") caryforwards

As of January 2, 2016, the Company had net operating losses (“NOL”) carryforwards of $215,694 and $168,101 for federal and state purposes, respectively, which expire during the following years (as revised):

	Federal	State
2016 - 2020	—	10,706
2021 - 2025	—	10,675
2026 - 2030	—	20,715
2031 - 2034	215,694	126,005

Schedule of activity in the valuation allowance for deferred tax assets

Presented in the table below is the activity in the valuation allowance:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Balance at Beginning of Period	$35,906	$120,232	$109,690	$126,392
Valuation allowance released	(13,922)	(6,060)	(87,706)	(12,220)

Balance at End of Period	$21,984	$114,172	$21,984	$114,172

The following shows the activity in the valuation allowance for deferred tax assets:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Balance at beginning of period	$126,392	$94,952	$68,701
Additions	—	31,440	26,251
Deductions	(16,702)	—	—

Balance at end of period	$109,690	$126,392	$94,952